SMALL CAP EQUITY FUND Investment Objectives and Goals - SMALL CAP EQUITY FUND	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GuideStone Funds Small Cap Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Small Cap Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.